The Company and a Summary of its Significant Accounting Policies - Schedule of Revenues Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 3,364	$ 2,442
Assay Revenue, PLA Test
Disaggregation Of Revenue [Line Items]
Total Revenue	1,403	1,281
Contract Revenue, Adhesive Patch kits
Disaggregation Of Revenue [Line Items]
Total Revenue	476	441
Contract Revenue, RNA Extractions
Disaggregation Of Revenue [Line Items]
Total Revenue	626	396
Contract Revenue, Project Management Fees
Disaggregation Of Revenue [Line Items]
Total Revenue	336	223
Contract Revenue, Other
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 523	$ 101